Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Income Taxes (Textual) [Abstract]
Valuation allowance for other deferred tax assets	$ 137
Valuation allowance decrease	252	146	5,556
Undistributed earnings of foreign subsidiaries on which deferred income taxes not provided	200,100
Time period over which it is reasonably possible that the Company could increase or decrease its unrecognized tax benefits	next 12 months
Amount unrecognized tax benefit could decrease in next 12 months	636
Company's unrecognized tax benefits	23,977	20,261	15,322
Unrecognized tax benefits that would affect the effective tax rate	16,410	13,939
Tax-related net interest and penalties	1,704	1,792
Tax-related net interest and penalties credited to earnings	$ (88)	$ 497	$ 594